CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Allowances on trade accounts receivable	$ 3,153	$ 3,605
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	98,226,000	97,905,000
Common stock, shares outstanding	98,226,000	97,905,000